SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of sponsored funds and Derivative financial instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gain or loss recognized upon deconsolidation	$ 0
Derivatives reflected in financial instruments held at fair value	3,902,987	$ 562,536
Realized loss	0	2,316,585
Unrealized loss	80,703	0
Stock Index Future Contracts and Warrants
Derivatives reflected in financial instruments held at fair value	$ 12,906	$ 0